Goodwill and Intangible Assets - Additional Information (Details) - Hoya Intermediate, LLC [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Line Items]
Finite lived intangible assets net carrying amount				$ 2,358	$ 149,948
Accumualted amortization				(264)	(222,671)
Impairment	$ 78,734	$ 563,200	$ (107,365)	563,200
Amortization of Intangible Assets				47,365	91,495
Goodwill, Impairment Loss	$ 377,101				0
Developed Technology Rights [Member]
Goodwill And Intangible Assets Disclosure [Line Items]
Finite lived intangible assets net carrying amount		7,436		2,358	83,301
Accumualted amortization		$ 1,744		$ (264)	$ (75,458)
Developed Technology Rights [Member] | Maximum [Member]
Goodwill And Intangible Assets Disclosure [Line Items]
Finite lived intangible assets useful life		5 years		5 years
Developed Technology Rights [Member] | Minimum [Member]
Goodwill And Intangible Assets Disclosure [Line Items]
Finite lived intangible assets useful life		3 years		3 years